Janus Investment Fund

Janus Henderson Triton Fund

Janus Henderson Venture Fund

Supplement dated September 1, 2023

to Currently Effective Prospectuses

Effective September 1, 2023, Aaron Schaechterle will join Jonathan Coleman and Scott Stutzman as a Co-Portfolio Manager of Janus Henderson Triton Fund and Janus Henderson Venture Fund (the “Funds”).

Accordingly, the prospectuses for the Funds are amended as follows:

1.	Under “Management” in the Fund Summary section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Jonathan D. Coleman, CFA, is Executive Vice President and Lead Portfolio Manager of the Fund, which he has managed or co-managed since May 2013. Scott Stutzman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2016. Aaron Schaechterle is Co-Portfolio Manager of the Fund, which he has co-managed since September 2023.

2.

Under “Investment Personnel – Janus Henderson Triton Fund and Janus Henderson Venture Fund” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph replaces the first paragraph in its entirety:

Co-Portfolio Managers Jonathan D. Coleman, Aaron Schaechterle, and Scott Stutzman are responsible for the day-to-day management of the Funds. Mr. Coleman, as Lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolios.

3.

Under “Investment Personnel – Janus Henderson Triton Fund and Janus Henderson Venture Fund” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph is added after the second paragraph:

Aaron Schaechterle is Co-Portfolio Manager of Janus Henderson Triton Fund and Janus Henderson Venture Fund, which he has co-managed since September 2023. Mr. Schaechterle is also Portfolio Manager of other Janus Henderson accounts. He was an analyst with the Adviser from 2014 to 2021, and re-joined the Adviser in 2022. Prior to re-joining the Adviser, Mr. Schaechterle was a Vice President of Corporate Strategy and Development at Glaukos Corporation from 2021 to 2022. He holds a Bachelor of Business Administration degree in Finance from the University of Iowa and a Master of Business Administration degree from Harvard Business School.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Triton Fund

Janus Henderson Venture Fund

Supplement dated September 1, 2023

to Currently Effective Statement of Additional Information

Effective September 1, 2023, Aaron Schaechterle will join Jonathan Coleman and Scott Stutzman as a Co-Portfolio Manager of Janus Henderson Triton Fund and Janus Henderson Venture Fund (the “Funds”).

Accordingly, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Aaron Schaechterle(14)**	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None
(14)

Effective September 1, 2023, Aaron Schaechterle was appointed Co-Portfolio Manager of Janus Henderson Triton Fund and Janus Henderson Venture Fund. This information does not reflect other accounts that Mr. Schaechterle was appointed to manage concurrent with his appointment as Co-Portfolio Manager of the Funds.

**	As of June 30, 2023.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

Aaron Schaechterle(3)**	Janus Henderson Triton Fund Janus Henderson Venture Fund	$100,001-$500,000 $500,001-$1,000,000	$500,001-$1,000,000
(3)	Effective September 1, 2023, Aaron Schaechterle was appointed Co-Portfolio Manager of Janus Henderson Triton Fund and Janus Henderson Venture Fund.
**	As of June 30, 2023.

Please retain this Supplement with your records.